Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Liabilities

The Company classified their financial assets and liabilities as follows:

	December 31, 2025		December 31, 2024
Financial assets at amortized cost:
Cash and cash equivalents	Ps.	1,427,248	Ps.	1,447,166
Short term bank deposits (1)		2,711,422		3,058,691
Sundry debtors		125,033		95,058

	December 31, 2025	December 31, 2024
Financial liabilities at amortized cost:
Accounts payable and accrued expenses	536,792	341,828
Suppliers	11,428,037	8,835,875
Debt	2,248,951	1,033,458
Bonuses payable to related parties	102,988	58,702
Lease liabilities	11,730,444	8,165,490

(1)
As of December 31, 2025 and 2024, the Company holds Certificate of Deposit Accounts for a total principal amount of Ps.2,711,422 (US$150,913,735), and Ps.2,621,393 (US$150,000,000), respectively. In addition, the Company recognized an accrued interest of Ps.105,965 and Ps.79,183 in the 2025 and 2024 statements of profit or loss (See Note 20).